Intangible Assets - Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Development Projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	₩ 54,184	₩ 66,028